Change in Benefit Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 24,958	$ 22,527
Service cost	91	251	242
Interest cost	1,235	1,005	964
Plan participants' contributions	44	75
Plan curtailments	359
Benefits paid	(68)	(105)
Actuarial loss	8,270	680
Foreign currency exchange rate changes	(2,014)	525
Benefit obligation at end of year	$ 32,875	$ 24,958	$ 22,527